Document And Entity Information	Feb. 20, 2020
Document Information Line Items
Entity Registrant Name	HP Inc.
Trading Symbol	HPQ
Document Type	8-K
Current Fiscal Year End Date	--10-31
Amendment Flag	false
Entity Central Index Key	0000047217
Document Period End Date	Feb. 20, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4423
Entity Tax Identification Number	94-1081436
Entity Address, Address Line One	1501 PAGE MILL ROAD
Entity Address, City or Town	PALO ALTO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	650
Local Phone Number	857-1501
Title of 12(b) Security	Common stock, par value $0.01 per share
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false